Capital Lease Obligations - Schedule of Future Minimum Lease Payments Under The Capital Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
Remainder of 2021	$ 601
2022 / 2021	1,110	$ 1,038
2023 / 2022	778	919
2024 / 2023	472	586
2025 / 2024	36	271
Total minimum lease payments	2,997	2,814
Less: amount representing interest	(352)	(358)
Capital Lease Obligations	2,645	2,456
Less: current maturities	(978)	(876)
Total	$ 1,667	$ 1,580